Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortized value		$ 2,706	$ 2,705	$ 3,607	$ 3,607
Accounts payable and accrued expenses		$ 800,219		$ 730,309	$ 277,556
License Agreement [Member] | The Henry M. Jackson Foundation ("HJF") [Member]
Shares issued during period common stock	202,619
Price per share	$ 0.267
Amortized period	15 years
Amortized value	$ 3,607